Parent Company Only Financial Information - Condensed Statements of Cash Flow (Details) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2021		Mar. 31, 2020		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 145,596		$ 100,328		$ 511,109		$ 395,043		$ 422,417
Change in other assets	7,891	[1]	(34,397)	[1]	(411,074)	[2]	(55,825)	[2]	29,952	[2]
Change in other liabilities	(28,007)	[3]	(20,813)	[3]	8,619	[4]	10,571	[4]	(53,320)	[4]
Net cash provided by operating activities	123,614		130,696		334,196		509,750		540,355
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash used in investing activities	(681,179)		(104,296)		(1,025,359)		(2,058,907)		(4,020,466)
CASH FLOWS FROM FINANCING ACTIVITIES:
Treasury stock repurchased			(28,924)		(50,190)		(67,125)		(160,767)
Net cash provided by financing activities	1,332,549		565,936		1,897,224		816,072		2,426,897
Net increase (decrease) in cash, cash equivalents, and restricted cash	774,984		592,336		1,206,061		(733,085)		(1,053,214)
Cash, cash equivalents, and restricted cash at beginning of year	1,947,931		741,870		741,870		1,474,955		2,528,169
Cash and cash equivalents at end of year	2,722,915				1,947,931		741,870		1,474,955
Parent Company
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income					511,109		395,043		422,417
Change in other assets					(4)		386		256
Change in other liabilities					(306)		(2,608)		(1,152)
Other, net					30,352		32,776		36,677
Equity in underdistributed earnings of subsidiaries					(167,801)		(49,916)		(83,880)
Net cash provided by operating activities					373,350		375,681		374,318
CASH FLOWS FROM INVESTING ACTIVITIES:
Change in receivable from subsidiaries, net					2,249		4,206		(1,705)
Net cash used in investing activities					2,249		4,206		(1,705)
CASH FLOWS FROM FINANCING ACTIVITIES:
Treasury stock repurchased					(59,022)		(75,220)		(163,249)
Cash dividends paid on common and preferred stock					(348,435)		(350,222)		(365,889)
Proceeds from issuance of subordinated notes									294,607
Net cash provided by financing activities					(407,457)		(425,442)		(234,531)
Net increase (decrease) in cash, cash equivalents, and restricted cash					(31,858)		(45,555)		138,082
Cash, cash equivalents, and restricted cash at beginning of year	$ 151,205		$ 183,063		183,063		228,618		90,536
Cash and cash equivalents at end of year					$ 151,205		$ 183,063		$ 228,618

[1]	Includes $4.7 million and $4.1 million of amortization of operating lease right-of-use assets for the three months ended March 31, 2021 and 2020, respectively.
[2]	Includes $20.0 million and $38.4 million of net amortization of operating lease right-of-use assets for the twelve months ended December 31, 2020 and December 31, 2019, respectively.
[3]	Includes $4.7 million and $4.1 million of amortization of operating lease liability for the three months ended March 31, 2021 and 2020, respectively.
[4]	Includes $20.0 million and $38.4 million of net amortization of operating lease liability for the twelve months ended December 31, 2020 and December 31, 2019, respectively.